INVESTMENT IN JOINT VENTURE - Summarized Financial Information (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Non-current assets	$ 216,751,495		$ 216,751,495		$ 143,179,751
Current assets (a)	45,350,554		45,350,554		63,782,943
Total assets	262,102,049		262,102,049		206,962,694
Current liabilities	39,900,425		39,900,425		36,170,486
Total liabilities	67,718,006		67,718,006		36,464,372
(a) includes cash and cash equivalents	6,389,287	$ 52,905,302	6,389,287	$ 52,905,302	36,042,090	$ 44,523,145
Sales	9,718,308	321,070	17,397,974	978,550
Cost of Sales (b)	8,264,137	300,785	15,682,564	856,073
Change in fair value of biological asset	432,859	(1,302,377)	(544,493)	(2,674,261)
Gross margin	(4,555,109)	(468,377)	(7,543,863)	(746,604)
Loss from operations	(14,695,317)	(10,483,881)	(38,391,698)	(22,238,261)
Net loss	(17,460,724)	$ (6,426,658)	(21,562,138)	(17,083,048)
Pure Sunfarms
Disclosure of joint ventures [line items]
Non-current assets	119,963,102		119,963,102		67,263,020
Current assets (a)	94,650,605		94,650,605		20,414,439
Total assets	214,613,707		214,613,707		87,677,459
Non-current liabilities	52,404,282		52,404,282		2,688,273
Current liabilities	20,479,446		20,479,446		39,465,718
Total liabilities	72,883,728		72,883,728		42,153,991
(a) includes cash and cash equivalents	$ 16,128,158		16,128,158		$ 2,361,948
Sales			71,548,261	247,200
Cost of Sales (b)			18,785,656	186,212
Gross margin before fair value changes			52,762,605	60,988
Change in fair value of biological asset			(15,025,343)	(1,119,399)
Gross margin			67,787,948	1,180,387
Selling, general and administrative expense			7,454,313	2,156,128
Other income (loss)			723,108	(36,905)
Loss from operations			60,333,635	(975,741)
Income (loss) before taxes			59,610,527	(938,836)
Provision for income taxes			13,404,014
Net loss			46,206,513	(938,836)
Elimination of transactions with the company			(3,764,982)
Fair value adjustment			(4,242,729)	9,580,858
Adjusted net income			38,198,802	8,642,022
50% Share of income from joint venture			$ 19,099,401	$ 4,321,011